Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 2,114,011	¥ 2,412,745		¥ 2,252,624
Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,003,000	1,291,000
Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		172,000	157,000
Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	7,000	6,000
Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	10,000	12,000
Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		179,000	187,000
Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		18,000	19,000
All Other | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	116,000	115,000
All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		5,000	17,000
All Other | Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	376,000	371,000
Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	1,003,000	1,291,000
Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	18,000	18,000
Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	10,000	9,000
Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		179,000	188,000
Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		21,000	23,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,567,000	1,859,000
Level 1 | Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		172,000	157,000
Level 1 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		170,000	180,000
Level 1 | All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		30,000	30,000	[5]
Level 1 | Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	1,003,000	1,291,000
Level 1 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	13,000	13,000
Level 1 | Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		179,000	188,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		171,000	183,000
Level 2 | Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	7,000	6,000
Level 2 | Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	10,000	12,000
Level 2 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		9,000	7,000
Level 2 | Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		18,000	19,000
Level 2 | All Other | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	116,000	115,000
Level 2 | All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		(25,000)	(13,000)
Level 2 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	5,000	5,000
Level 2 | Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	10,000	9,000
Level 2 | Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 21,000	¥ 23,000

[1]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
[2]	Investments in this class are measured at conversion value, which is equivalent to fair value.
[3]	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
[4]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,291 billion and ¥0 billion carried at fair value at March 31, 2021 and 2022, respectively, which are well-diversified across industries.
[5]	Amounts primarily include cash and short-term assets carried at fair value.